TERM LOAN AND OTHER DEBT	12 Months Ended
Nov. 30, 2021
TERM LOAN AND OTHER DEBT
TERM LOAN AND OTHER DEBT

13.  TERM LOAN AND OTHER DEBT

Accounting Policy

The Company initially recognizes loans and borrowings at fair value on the date that it is originated, less any directly attributable transaction costs. After initial recognition, these liabilities are subsequently measured at amortized cost using the effective interest rate method. The Company de-recognizes a financial liability when its contractual obligations are discharged, cancelled, or expired.

Explanatory information

Term Loan	$
Balance, November 30, 2019	—
Additions	20,000
Repayment	(10,500)
Balance, November 30, 2020	9,500
Additions	—
Acquisition of Citizen Stash (Note 19)	2,500
Repayment (i)	(2,250)
Balance, November 30, 2021	9,750
Deferred financing costs
Balance, November 30, 2019	—
Additions	663
Accretion	(101)
Balance, November 30, 2020	562
Additions (iv)	46
Accretion (ii,iii)	(570)
Balance, November 30, 2021	38
Total term loan, net of deferred financing costs	9,712
Current portion (iii)	(9,712)
Non-current portion	—

13.  TERM LOAN AND OTHER DEBT – continued

On May 29, 2020, the Company entered into a syndicated credit facility (the “Credit Facility”) with a pair of Canadian Financial Institutions (together, the “Lenders”). Under the terms of the credit facility, as of May 29, 2020 the Lenders committed to provide the Company up to $40,000 of secured debt financing at interest rates based on prime plus a margin that ranges between 2.0% and 2.5% per annum depending on certain financial covenants. The Credit Facility initially provided for a $20,000 secured term loan, which was fully drawn on May 29, 2020 and up to a $20,000 secured revolving loan. In addition, the credit facility initially contained an accordion feature that could allow the Company to increase the aggregate commitments by up to an additional $10,000. The credit facility has a three-year term, maturing May 29, 2023 and is secured by a first ranking charge over substantially all the Company’s assets. The Company may repay the loan without penalty, at any time and contains customary financial and restrictive covenants. The Company incurred and deferred $606 of costs to secure the loan. The term loan is recorded at amortized cost, with the deferred financing costs included in the carrying value of the term loan and amortized using the effective interest rate method.

On November 30, 2020, it was determined that the term loan no longer provided the flexibility required to support the business or management’s strategic objectives. Accordingly, on November 30, 2020, the Company made a voluntary prepayment of $9,500 borrowed pursuant to the term loan, which reduced the secured revolving loan to $9,500, and the credit facility was amended: (i) to remove an accordion feature that previously allowed the Company to increase the aggregate commitments under the credit facility by up to an additional $10,000, (ii) to amend certain financial covenants including the senior leverage ratio and the fixed charge coverage ratio and the basis of EBITDA calculations for these financial covenants to be determined on an annualized forward looking basis commencing in the first quarter of 2021, (iii) the addition of a minimum liquidity covenant of $5,000 until June 30, 2021 (iv) the addition of a fourth tier of pricing resulting in interest on the term loan of prime plus 2.00%

to prime plus 2.75% depending on certain financial covenants and (v) a waiver was received from the Lender relating to the fourth quarter of 2020 financial covenants. The Company incurred and deferred $57 to secure the amendment, whose costs are included in the value of the term loan and amortized over the remaining life of the loan.

On June 17, 2021, the Company entered into a second amending agreement with the lenders. Within the agreement, the Company received a waiver for the historical covenant defaults and received consent to the financial covenants’ relief (in the form of a pre-emptive waiver) for each of the fiscal quarters ending from the date of the waiver to February 28, 2022. The consent and waiver are subject to: (i) the Company agreeing that the availability under the revolving facility be reduced to zero, and (ii) the Company will continue to deliver a compliance certificate. In addition, during the covenant suspension period, the Company shall maintain liquidity of not less than $10,000, calculated monthly as of the last business day of each calendar month. This monthly calculation is to be included within a monthly liquidity report to be delivered monthly to the lenders.

As of November 30, 2021, due to the fact that waivers have not been obtained for the full twelve-month period following the balance sheet date, the Company has classified the balance as current liabilities.

With respect to the amended credit facility:

i.	The Company is required to repay the term loan component at a minimum $500 per quarter for four quarters commencing August 31, 2020, $625 per quarter commencing on August 31, 2021 for four quarters, and $750 per quarter commencing on August 31, 2022 for three quarters, with the balance due May 29, 2023.

ii.	As at November 30, 2021, the applicable interest rate on the term loan was 4.4% (November 30, 2020 – 4.0%). For the year ended November 30, 2021, the Company incurred financing costs on the Credit Facility of $863 (year ended November 30, 2020 - $199).

iii.	During the year ended November 30, 2021, the Company accelerated the accretion of the remaining deferred financing costs associated with the credit facility, resulting in the recognition of $506 of accelerated accretion.

iv.	Furthermore, on June 17, 2021, the Company incurred a further $46 of deferred financing to secure the second amending agreement with the lender.

13.  TERM LOAN AND OTHER DEBT – continued

On December 23, 2020, Citizen Stash entered into a mortgage agreement with a Canadian financial institution (the “Mortgage”). Under the terms of the agreement, a total principal amount of $2,500 was extended over two instalments to provide conventional first mortgage financing for the manufacturing facility located in Mission, BC. Interest-only payments will be made until the loan matures in September 2022 at a rate of 11% per annum.

The Company’s required repayments, if not demanded, on the term loan due in each of the next reporting years are as follows:

2022	$5,250
2023	4,500
9,750

In addition to the credit facility discussed above, there is also debt held in relation to a vehicle used at Green Roads. The vehicle debt contributes $11 and $16 to the term loan current and non-current balances respectively.

Subsequent to the year ended November 30, 2021,both the Credit Facility and the Mortgage were repaid in full (Note 27).